Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084

MProved Systematic Merger Arbitrage Fund Investor Class (Trading Symbol: MMAJX) Institutional Class (Trading Symbol: MMAQX)
A Series of Series Portfolios Trust (the “Trust”)

Supplement dated April 1, 2020 to the prospectus dated April 30, 2019 (the “Prospectus”)

On March 28, 2020, the Board of Trustees of the Trust approved an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the MProved Systematic Merger Arbitrage Fund (the “Fund”) and Magnetar Asset Management LLC (the “Adviser”), as investment adviser of the Fund, pursuant to which the Adviser has agreed to reduce the Fund’s operating expense limit from 1.50% to 1.37% effective April 1, 2020.

The following disclosures are hereby revised to reflect the change to the operating expense limit of the Fund:

Page 13 - “Fees and Expenses of the Fund”

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Redemption Fee (on shares held 30 days or less, as a percentage of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses
Dividends and Interest on Short Positions	0.03%	0.03%
All Other Expenses	10.31%	10.31%
Total Other Expenses	10.34%	10.34%
Acquired Fund Fees and Expenses(1)	0.09%	0.09%
Total Annual Fund Operating Expenses	11.93%	11.68%

Fee Waiver and Expense Reimbursement(2)	(10.19)%	(10.19)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	1.74%	1.49%

(1)
Acquired Fund Fees and Expenses for the Fund’s current fiscal year are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, which only reflect the direct operating expenses incurred by the Fund.

(2)
Magnetar Asset Management LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.37% of the average daily net assets of each share class of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least April 30, 2021 and may continue annually thereafter, unless sooner terminated. The Expense Cap may be terminated (i) at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or (ii) at the end of the then-current term and upon 60 days’ written notice by the Adviser. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	$177	$2,473	$4,462	$8,346
Institutional Class Shares	$152	$2,411	$4,378	$8,256

Page 66 - “Management of the Funds - Investment Adviser”

In addition, for each Fund, the Adviser has agreed to reduce its management fees, and may reimburse each Fund for certain operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed the amount shown below as a percentage of each share class of the Fund’s average daily net assets:

MProved Systematic Merger Arbitrage Fund	1.37%
MProved Systematic Multi-Strategy Fund	1.75%

The Expense Cap will remain in effect with respect to a Fund, provided the Adviser continues as the investment adviser of each Fund, through at least April 30, 2021, and may continue annually thereafter, unless sooner terminated. The Expense Cap may be terminated (i) at any time upon 60 days’ written notice by the Board or (ii) at the end of the then-current term and upon 60 days’ written notice by the Adviser. The Adviser may request recoupment of previously waived fees and reimbursed expenses from a Fund for three years from the date they were waived or reimbursed, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

Please retain this supplement with your Prospectus and Summary Prospectus

MProved Systematic Merger Arbitrage Fund Investor Class (Trading Symbol: MMAJX) Institutional Class (Trading Symbol: MMAQX)
A Series of Series Portfolios Trust (the “Trust”)

Supplement dated April 1, 2020 to the Statement of Additional Information dated April 30, 2019 (the “SAI”)

On March 28, 2020, the Board of Trustees of the Trust approved an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the MProved Systematic Merger Arbitrage Fund (the “Fund”) and Magnetar Asset Management LLC (the “Adviser”), as investment adviser of the Fund, pursuant to which the Adviser has agreed to reduce the Fund’s operating expense limit from 1.50% to 1.37% effective April 1, 2020.

The following disclosure in the SAI is hereby revised to reflect the change to the operating expense limit of the Fund:

Page B-42 - “The Funds’ Investment Adviser”

In addition, for each Fund, the Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to the amounts shown below as a percentage of each share class of a Fund’s average daily net assets (the “Expense Cap”):

MProved Systematic Merger Arbitrage Fund	1.37%
MProved Systematic Multi-Strategy Fund	1.75%

The Expense Cap will remain in effect through at least April 30, 2021, and may continue annually thereafter, unless sooner terminated. The Expense Cap may be terminated (i) at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or (ii) at the end of the then-current term and upon 60 days’ written notice by the Adviser. The Adviser may request recoupment of previously waived fees and reimbursed expenses from a Fund for three years from the date they were waived or reimbursed, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment. Recoupment amounts may also include organizational expenses incurred prior to the commencement of operations subject to recoupment within three years of the date of such reimbursement.

Please retain this supplement with your SAI